Shareholders' equity - Stock Issuances (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Sep. 17, 2019 USD ($) $ / shares shares	Sep. 17, 2019 CAD ($) $ / shares shares	Sep. 09, 2019 USD ($) $ / shares shares	Sep. 09, 2019 CAD ($) $ / shares shares	Dec. 18, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Share capital
New shares issuance (in shares) | shares			9,859,155	9,859,155	10,233,918
Price per share | (per share)			$ 7.10	$ 9.35	$ 3.42
Proceeds from issuance of shares, gross			$ 70,000	$ 92,176	$ 35,000
Share issuance costs					2,972	$ 67	$ 473
Agent commission, legal, professional and filing fees						8,853	2,585
Carrying value of warrants					$ 387	$ 166	$ 683	$ 483
Over-allotment option
Share capital
New shares issuance (in shares) | shares	1,320,296	1,320,296
Price per share | (per share)	$ 7.10	$ 9.40
Proceeds from issuance of shares, gross	$ 9,374	$ 12,415